Calvert
Mortgage Access Fund
June 30, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 1.1%

Security	Principal Amount (000's omitted)	Value
NRZ Excess Spread-Collateralized Notes, Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	$1,028	$ 1,046,047
Total Asset-Backed Securities (identified cost $1,028,030)		$ 1,046,047

Collateralized Mortgage Obligations — 70.5%

Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust, Series 2021-5, Class A2, 1.208%, 7/25/66(1)(2)	$52	$ 45,536
Bellemeade Re Ltd., Series 2022-2, Class M1A, 8.305%, (30-day SOFR Average + 4.00%), 9/27/32(1)(3)	134	135,111
BRAVO Residential Funding Trust:
Series 2021-NQM1, Class A3, 1.332%, 2/25/49(1)(2)	50	47,128
Series 2021-NQM3, Class A3, 1.956%, 4/25/60(1)(2)	80	75,500
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	835	810,614
Champs Trust:
Series 2024-1, Class A, 9.101%, 7/25/59(1)(2)	1,370	1,420,681
Series 2024-2, Class A, 9.259%, 11/25/59(1)(2)	1,513	1,579,752
Series 2024-3, Class A, 8.745%, 1/25/60(1)(2)	1,759	1,830,199
Series 2025-1, Class A, 8.028%, 4/25/60(1)(2)	1,902	1,990,130
CHNGE Mortgage Trust:
Series 2022-4, Class A1, 6.00% to 7/25/25, 10/25/57(1)(4)	538	551,626
Series 2022-NQM1, Class A3, 5.82% to 8/25/25, 6/25/67(1)(4)	66	67,555
Series 2022-NQM1, Class M1, 5.82% to 8/25/25, 6/25/67(1)(4)	500	507,174
Series 2023-1, Class A1, 7.065% to 2/25/26, 3/25/58(1)(4)	179	179,411
Series 2023-4, Class A3, 8.38% to 8/25/26, 9/25/58(1)(4)	498	509,107
Cross Mortgage Trust, Series 2024-H2, Class B1B, 8.263%, 4/25/69(1)(2)	470	474,564
FARM Mortgage Trust:
Series 2021-1, Class B, 3.234%, 7/25/51(1)(2)	1,530	1,173,782
Series 2022-1, Class B, 2.954%, 1/25/52(1)(2)	349	255,981
Series 2023-1, Class B, 3.039%, 3/25/52(1)(2)	915	681,039
Series 2024-1, Class B, 5.102%, 10/1/53(1)(2)	893	785,611
Series 2025-1, Class B, 5.63%, 8/1/55(1)(2)	1,200	1,054,913
Federal Home Loan Mortgage Corp.:
Series 5489, Class S, 6.149%, (15.62% - 30-day SOFR Average x 2.2), 1/25/55(5)	1,176	1,237,557
Series 5508, Class DS, 8.085%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	468	529,017
Series 5508, Class SC, 8.085%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	935	1,051,483
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 11.92%, (30-day SOFR Average + 7.614%), 9/25/49(1)(3)	250	287,031
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust: (continued)
Series 2021-HQA1, Class B2, 9.305%, (30-day SOFR Average + 5.00%), 8/25/33(1)(3)	$2,250	$ 2,598,497
Series 2021-HQA2, Class B2, 9.755%, (30-day SOFR Average + 5.45%), 12/25/33(1)(3)	1,300	1,531,604
Series 2022-HQA2, Class M1B, 8.305%, (30-day SOFR Average + 4.00%), 7/25/42(1)(3)	500	528,528
Series 2023-HQA2, Class M1B, 7.655%, (30-day SOFR Average + 3.35%), 6/25/43(1)(3)	750	782,896
Federal National Mortgage Association:
Series 2023-12, Class LW, 6.00%, 4/25/53	500	515,432
Series 2024-102, Class SA, 6.149%, (15.62% - 30-day SOFR Average x 2.2), 1/25/55(5)	1,158	1,222,169
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R06, Class 2B1, 8.17%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	189	195,280
Series 2023-R03, Class 2M2, 8.205%, (30-day SOFR Average + 3.90%), 4/25/43(1)(3)	500	532,994
GCAT Trust:
Series 2022-NQM4, Class A3, 5.73% to 8/25/25, 8/25/67(1)(4)	76	75,943
Series 2022-NQM4, Class M1, 5.736%, 8/25/67(1)(2)	305	304,654
Series 2023-NQM2, Class A2, 6.243% to 2/25/26, 11/25/67(1)(4)	349	350,053
Government National Mortgage Association:
Series 2021-160, Class DI, 3.00%, 9/20/51(6)	523	92,986
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)(6)	689	10,849
Series 2022-173, Class S, 6.96%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(5)	176	193,842
Series 2022-175, Class SB, 6.96%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(5)	769	800,484
Series 2022-195, Class AS, 7.208%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(5)	207	235,990
Series 2022-197, Class SW, 5.996%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(5)	150	155,951
Series 2023-13, Class SA, 1.098%, (5.40% - 30-day SOFR Average), 1/20/53(5)(6)	896	43,781
Series 2023-19, Class SD, 1.998%, (6.30% - 30-day SOFR Average), 2/20/53(5)(6)	602	42,304
Series 2023-22, Class ES, 1.998%, (6.30% - 30-day SOFR Average), 2/20/53(5)(6)	598	41,817
Series 2023-24, Class SB, 0.848%, (5.15% - 30-day SOFR Average), 2/20/53(5)(6)	1,196	53,678
Series 2023-24, Class SG, 1.998%, (6.30% - 30-day SOFR Average), 2/20/53(5)(6)	598	41,817
Series 2023-38, Class LS, 1.998%, (6.30% - 30-day SOFR Average), 3/20/53(5)(6)	600	41,264
Series 2023-47, Class HS, 1.998%, (6.30% - 30-day SOFR Average), 3/20/53(5)(6)	210	14,442
Series 2023-47, Class SC, 1.948%, (6.25% - 30-day SOFR Average), 3/20/53(5)(6)	300	20,292
Series 2023-65, Class G, 6.777%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	417	456,785
Series 2023-89, Class SE, 1.748%, (6.05% - 30-day SOFR Average), 6/20/53(5)(6)	1,902	115,862

Calvert
Mortgage Access Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-96, Class BL, 6.00%, 7/20/53	$650	$ 672,922
Series 2023-96, Class DB, 6.00%, 7/20/53	750	776,295
Series 2023-98, Class BW, 6.00%, 7/20/53	250	258,773
Series 2023-99, Class AL, 6.00%, 7/20/53	1,000	1,035,032
Series 2023-100, Class AY, 6.00%, 7/20/53(7)	2,000	2,070,304
Series 2023-100, Class JL, 6.00%, 7/20/53	500	517,643
Series 2023-102, Class SG, 6.515%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(5)	237	254,099
Series 2023-133, Class S, 8.695%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(5)	451	506,197
Series 2023-149, Class S, 8.545%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	316	353,000
Series 2023-153, Class SM, 10.793%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(5)	206	239,764
Series 2023-164, Class EL, 6.00%, 11/20/53(7)	1,500	1,549,258
Series 2023-165, Class DY, 6.00%, 11/20/53	1,000	1,031,584
Series 2023-165, Class EY, 6.50%, 11/20/53(7)	1,000	1,052,234
Series 2023-173, Class AX, 6.00%, 11/20/53	1,500	1,547,742
Series 2023-182, Class EL, 6.00%, 12/20/53	500	516,402
Series 2024-1, Class GL, 6.00%, 1/20/54	500	517,545
Series 2024-44, Class LM, 6.00%, 3/20/54	1,000	1,034,787
Series 2024-59, Class LG, 6.00%, 4/20/54(7)	2,000	2,067,696
Series 2024-64, Class EI, 6.50%, 4/20/64(6)	909	126,713
Series 2024-112, Class EZ, 6.00%, 7/20/54	528	541,757
Series 2024-148, Class LZ, 5.50%, 9/20/54(7)	2,084	2,061,501
Series 2024-183, Class ZA, 6.00%, 8/20/54	1,553	1,590,707
Series 2024-197, Class JY, 6.50%, 12/20/54	584	615,660
Series 2025-1, Class BY, 6.50%, 1/20/55	733	772,814
Series 2025-39, Class CM, 8.202%, (30-day SOFR Average + 3.90%), 3/20/55(3)	1,487	1,530,651
Series 2025-41, Class MT, 7.235%, (30-day SOFR Average + 2.933%), 3/20/65(3)	723	728,758
Series 2025-41, Class NT, 7.235%, (30-day SOFR Average + 2.933%), 3/20/55(3)	744	755,199
Series 2025-41, Class QM, 8.202%, (30-day SOFR Average + 3.90%), 3/20/55(3)	734	755,121
Series 2025-62, Class FM, 8.502%, (30-day SOFR Average + 4.20%), 4/20/55(3)	745	764,785
Series 2025-63, Class FT, 8.00%, (26.40% - 30-day SOFR Average x 4.00), 4/20/55(5)	746	758,188
Series 2025-64, Class FM, 8.562%, (30-day SOFR Average + 4.26%), 4/20/55(3)	746	764,901
Series 2025-69, Class VN, 10.00%, (68.67% - 30-day SOFR Average x 13.33), 4/20/55(5)	746	770,999
Series 2025-82, Class FL, 8.793%, (30-day SOFR Average + 4.50%), 5/20/55(3)	997	1,022,680
Series 2025-83, Class MU, 8.593%, (30-day SOFR Average + 4.30%), 4/20/55(3)	997	1,010,184
Series 2025-90, Class MB, 4.30%, (30-day SOFR Average + 4.30%), 5/20/55(3)	997	1,011,671
Series 2025-105, Class TM, 8.357%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(5)	1,000	1,037,794
JP Morgan Mortgage Trust, Series 2025-NQM2, Class M1B, 6.902%, 9/25/65(1)(2)	583	592,120
Security	Principal Amount (000's omitted)	Value
Mello Warehouse Securitization Trust, Series 2025-1, Class F, 10.819%, (1 mo. SOFR + 6.50%), 5/25/59(1)(3)	$1,000	$ 1,022,483
New Residential Mortgage Loan Trust, Series 2021-NQM2R, Class M1, 2.201%, 10/25/58(1)(2)	130	118,355
PRPM Trust:
Series 2021-NQM2, Class B2, 6.932%, 8/25/68(1)(2)	1,600	1,582,594
Series 2025-NQM2, Class M1B, 7.077%, 4/25/70(1)(2)	1,000	1,015,351
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703%, 9/25/59(1)(2)	1	1,006
Total Collateralized Mortgage Obligations (identified cost $63,213,468)		$ 65,233,965

Government National Mortgage Association Participation Agreements — 2.7%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 7.35%, 1/1/59(8)	$2,508	$ 2,530,246
Total Government National Mortgage Association Participation Agreements (identified cost $2,508,000)		$ 2,530,246

U.S. Government Agency Mortgage-Backed Securities — 64.3%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
6.00%, 1/1/55(7)	$1,206	$ 1,228,319
6.50%, 3/1/53	223	232,678
Federal National Mortgage Association:
5.50%, with various maturities to 2054	579	581,357
6.00%, with various maturities to 2053	634	651,241
6.50%, with various maturities to 2053	869	903,531
7.00%, 6/1/53	231	246,222
Government National Mortgage Association:
4.00%, with various maturities to 2052	817	759,209
4.50%, with various maturities to 2052	369	355,931
5.00%, with various maturities to 2052(7)	6,559	6,488,822
5.50%, with various maturities to 2062(7)	3,627	3,678,579
5.50%, 30-Year, TBA(9)	5,600	5,606,438
6.00%, with various maturities to 2054(7)	7,191	7,388,834
6.00%, 30-Year, TBA(9)	5,300	5,375,041
6.50%, with various maturities to 2063	6,084	6,324,271
7.00%, with various maturities to 2062	4,708	4,931,233
7.50%, 6/20/64	243	251,579
Government National Mortgage Association II:
6.00%, with various maturities to 2053	945	972,559
6.50%, 7/20/53(7)	632	663,080

Calvert
Mortgage Access Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security:
3.00%, 30-Year, TBA(9)	$3,230	$ 2,794,456
5.50%, 30-Year, TBA(9)	5,000	4,998,826
6.00%, 30-Year, TBA(9)	5,000	5,081,447
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $59,238,502)		$ 59,513,653

Short-Term Investments — 1.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(10)	1,415,837	$ 1,415,837
Total Short-Term Investments (identified cost $1,415,837)		$ 1,415,837
Total Investments — 140.1% (identified cost $127,403,837)		$129,739,748

TBA Sale Commitments — (3.2)%
U.S. Government Agency Mortgage-Backed Securities — (3.2)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association 3.00%, 30-Year, TBA(9)	$(3,333)	$ (2,943,804)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $2,920,463)		$ (2,943,804)
Total TBA Sale Commitments (proceeds $2,920,463)		$ (2,943,804)
Other Assets, Less Liabilities — (36.9)%		$(34,192,525)
Net Assets — 100.0%		$ 92,603,419

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $26,740,850 or 28.9% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2025.
(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2025.
(4)	Step coupon security. Interest rate represents the rate in effect at June 30, 2025.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2025.
(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(7)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(8)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(9)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.

Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	484	Long	9/30/25	$52,756,000	$472,284
U.S. 10-Year Treasury Note	(10)	Short	9/19/25	(1,121,250)	(20,633)
U.S. Ultra-Long Treasury Bond	(42)	Short	9/19/25	(5,003,250)	(135,605)
					$316,046

Calvert
Mortgage Access Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	4,000	Receives	SOFR (pays annually)	3.98% (pays annually)	4/15/55	$(38,913)	$—	$(38,913)
Total						$ (38,913)	$ —	$ (38,913)
At June 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2025, the Fund entered into futures contracts and interest rate swaps to hedge interest rate risk and to manage duration.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of June 30, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
TD Securities (USA), LLC	1/6/25	On Demand(1)	4.55%	$3,786,826	$3,870,583
TD Securities (USA), LLC	1/6/25	On Demand(1)	4.60	1,432,197	1,464,223
TD Securities (USA), LLC	1/10/25	On Demand(1)	4.55	966,820	987,470
TD Securities (USA), LLC	2/5/25	On Demand(1)	4.60	1,013,313	1,032,087
TD Securities (USA), LLC	4/10/25	On Demand(1)	4.60	760,933	768,809
TD Securities (USA), LLC	4/29/25	On Demand(1)	4.60	993,672	1,001,544
MUFG Securities Americas, Inc.	2/27/25	On Demand(1)	4.60	3,945,601	4,007,613
MUFG Securities Americas, Inc.	3/28/25	On Demand(1)	4.55	1,187,983	1,201,797
MUFG Securities Americas, Inc.	6/11/25	7/11/25	4.60	1,200,681	1,203,596
Total Investments				$15,288,026	$15,537,722

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At June 30, 2025, the remaining contractual maturity of all open reverse repurchase agreements was less than 30 days.
At June 30, 2025, the underlying collateral for all open reverse repurchase agreements was comprised of Collateralized Mortgage Obligations and U.S. Government Agency Mortgage-Backed securities having an aggregate market value of $16,776,538.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at June 30, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at June 30, 2025.

Calvert
Mortgage Access Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,415,837, which represents 1.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$232,040	$55,325,073	$ (54,141,276)	$ —	$ —	$1,415,837	$45,800	1,415,837

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$1,046,047	$ —	$1,046,047
Collateralized Mortgage Obligations	—	65,233,965	—	65,233,965
Government National Mortgage Association Participation Agreements	—	2,530,246	—	2,530,246
U.S. Government Agency Mortgage-Backed Securities	—	59,513,653	—	59,513,653
Short-Term Investments	1,415,837	—	—	1,415,837
Total Investments	$1,415,837	$128,323,911	$ —	$129,739,748
Futures Contracts	$472,284	$ —	$ —	$472,284
Total	$1,888,121	$128,323,911	$ —	$130,212,032
Liability Description
TBA Sale Commitments	$ —	$(2,943,804)	$ —	$(2,943,804)
Futures Contracts	(156,238)	—	—	(156,238)
Swap Contracts	—	(38,913)	—	(38,913)
Total	$(156,238)	$(2,982,717)	$ —	$(3,138,955)
Investment Valuation - Derivatives. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Swaps are categorized as Level 2 in the hierarchy.
Interest Rate Swaps - Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally

Calvert
Mortgage Access Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.